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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]         1275 Pennsylvania Avenue NW
                                                    Washington, D.C.  20004-2415
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MARY E. THORNTON
DIRECT LINE: 202.383.0698
INTERNET: mary.thornton@sablaw.com

January 16, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 15
    New England Life Insurance Company
    New England Variable Annuity Separate Account
    File Nos. 333-51676 (American Forerunner Series)

Commissioners:

On behalf of New England Life Insurance Company (the "Company") and New England Life Insurance Company (the "Account"), we have attached for filing under the Securities Act of the 1933, as amended, Post-Effective Amendment No. 15 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act of 1933, as amended. Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made by amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0698.

Sincerely,


/s/ Mary E. Thornton
Mary E. Thornton

Attachment
cc: Michele H. Abate, Esq.
    John B. Towers, Esq.